Details of treasury and other financial risks (Tables)	12 Months Ended
Dec. 31, 2019
Details of treasury and other financial risks [Abstract]
Details of treasury and other financial risks (Tables), Contractual cash obligations [Text Block]

Philips Group

Contractual cash obligations1)2)

in millions of EUR

2019

		payments due by period
	total	less than 1 year	1-3 years	3-5 years	after 5 years
Long-term debt3)	5,699	256	293	1,218	3,932
Lease obligations	1,533	292	438	261	543
Short-term debt	92	92
Derivative liabilities	192	68	1	123
Purchase obligations4)	822	370	344	61	48
Trade and other payables	2,089	2,089
Contractual cash obligations	10,427	3,167	1,075	1,662	4,523
1)Amounts in this table are undiscounted
2)This table excludes post-employment benefit plan contribution commitments and income tax liabilities in respect of tax risks because it is not possible to make a reasonably reliable estimate of the actual period of cash settlement
3)Long-term debt includes interest and the current portion of long-term debt and excludes lease obligations.
4)Purchase obligations are agreements to purchase goods or services that are enforceable and legally binding for the Group. They specify all significant terms, including fixed or minimum quantities to be purchased, fixed, minimum or variable price provisions and the approximate timing of the transaction. They do not include open purchase orders or other commitments which do not specify all significant terms.

Details of treasury and other financial risks (Tables), Lease - minimum payments under sale-and-leaseback arrangements [Text Block]	Philips Group Lease - minimum payments under sale-and-leaseback arrangements in millions of EUR 2019

2020	112
2021	97
2022	73
2023	52
2024	33
Thereafter	125

Details of treasury and other financial risks (Tables), Estimated transaction exposure and related hedges [Text Block]

Philips Group

Estimated transaction exposure and related hedges

in millions of EUR

2019

	Sales/Receivables		Purchases/Payable
	exposure	hedges	exposure	hedges
Balance as of December 31, 2019
Exposure currency

USD	2,125	(1,467)	(907)	786
JPY	870	(478)	(10)	10
GBP	371	(203)	(24)	23
CNY	456	(322)	(141)	136
CAD	283	(161)
PLN	275	(96)
AUD	225	(133)
CHF	110	(58)	(0)
CZK	108	(37)
SEK	71	(38)
RUB	58	(58)
Others	280	(240)	(523)	290
Total 2019	5,233	(3,292)	(1,606)	1,244
Total 2018	3,930	(2,562)	(960)	809

Details of treasury and other financial risks (Tables), Estimated impact of 10% increase of value of the EUR on the fair value of hedges [Text Block]	Philips Group Estimated impact of 10% increase of value of the EUR on the fair value of hedges in millions of EUR
	2018	2019
USD	75	85
JPY	15	19
GBP	7	14
CHF	5	5
PLN	6	9
RUB	2	3

Details of treasury and other financial risks (Tables), Net debt and interest rate sensitivity [Text Block]

Philips Group

Net debt1) and interest rate sensitivity

in millions of EUR

	2018	2019
Impact 1% interest increase on the fair value of the fixed-rate long-term debt2)3)	(275)	(300)
Impact 1% interest decrease on the fair value of the fixed-rate long-term debt2)3)	276	301
Impact 1% interest increase on the annualized net interest expense4)	9	11
1)The definition of this non-IFRS measure and a reconciliation to the IFRS measure is included in Equity
2)The sensitivity analysis conducted shows that if long-term interest rates were to increase/decrease instantaneously by 1% from their level of December 31st, 2019, with all other variables (including foreign exchange rates) held constant.
3)Fixed-rate long-term debt is excluding forward contracts.
4)The impact is based on the outstanding net cash position (after excluding fixed-rate debt) at December 31, 2019.

Details of treasury and other financial risks (Tables), Credit risk with number of counterparties [Text Block]

Philips Group

Credit risk with number of counterparties

for deposits above EUR 10 million

2019

	10-100 million	100-500 million	500 million and above
AA- rated bank counterparties		1
A+ rated bank counterparties	1	3
A rated bank counterparties		2
A- rated bank counterparties	1	1
	2	7